FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

11TH SEMI-ANNUAL REPORT FEBRUARY 28, 1998

ESTABLISHED 1987

Dear Fellow Shareholder:

Federated Municipal Opportunities Fund, Inc. was created in 1987, and I am pleased to present its 11th Semi-Annual Report. This $457.4 million fund has a four-star Morningstar rating overall out of 1,525 municipal funds as of March 31, 1998.* As of February 28, 1998, over 40% of the fund's assets were invested in AAA-rated municipal bonds. The fund's portfolio consisted of 152 issues, and had an effective duration of 6.4 years and an average coupon rate of 6.6%.

This report covers the first half of the fund's fiscal year, which is the six-month period from September 1, 1997 through February 28, 1998. It begins with a discussion with Mary Jo Ochson, Senior Vice President, Federated Advisers, who co-manages the fund with J. Scott Albrecht, Vice President, Federated Advisers.

Their comments cover the fund's performance and investment strategy and following their discussion are three additional items of shareholder interest. First is a series of graphs that display the results of lump sum and systematic investments in the fund with dividends reinvested. Second is a complete listing of the fund's municipal bond holdings. Third is the publication of the fund's financial statements.

Here is a sobering fact about taxes: according to the Tax Foundation, May 9 is Tax Freedom Day -- the day on which Americans have earned enough money to pay taxes for the entire year. That means everything that the average American earns from January through early May--the first five months of the year--goes to taxes!

* Morningstar proprietary ratings reflect historical risk-adjusted performance as of March 31, 1998. They are subject to change every month. Ratings are calculated from the fund's 3-, 5-, and 10-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns. The fund received 5, 4, and 4 stars for the 3-, 5-, and 10-year periods and was rated among 1,525; 782; and 345 municipal funds, respectively, for those periods. The top 10% of funds in a rating universe receive 5 stars, the next 22.5% receive 4 stars, and the next 35% receive 3 stars. Ratings quoted are for Class F Shares. Star ratings for other classes may vary and are available only for classes with 3 years of performance history.

With Federated Municipal Opportunities Fund, Inc., every day is a Tax Freedom Day. This fund is in its 11th year of providing monthly, tax-free income from a broadly diversified portfolio of long-term municipal bonds with an average quality rating of A.* Overall, it was a strong six-month period for the fund, as declining interest rates caused the fund's holdings--and its share price--to increase in value. Performance for the fund's share classes follows.+

                  TOTAL RETURN  INCOME    NET ASSET VALUE INCREASE
 Class A Shares       5.32%     $0.28       $10.67 to $10.95 = 2%
 Class B Shares       5.01%     $0.24       $10.66 to $10.95 = 2%
 Class C Shares       5.02%     $0.24       $10.66 to $10.95 = 2%
 Class F Shares       5.32%     $0.28       $10.67 to $10.95 = 2%

At the end of the reporting period, the fund's top five holdings consisted of:

 ISSUER                         MATURITY   COUPON RATE      VALUE
 Indianapolis, Indiana
 Airport Authority (FDX Corp.)  1/15/2017     7.178%    $19.2 million
 District of Columbia
 (American University)         10/01/2026     5.900%    $17.7 million
 Intermountain Power Agency,    7/01/2023     5.687%    $15.2 million
 Utah
 Illinois Health Facilities
 Authority
 (Edgewater Hospital & Medical  7/01/2004     9.250%    $11.9 million
 Center)
 Chicago O'Hare Airport,        1/01/2009     5.567%    $10.2 million
 Illinois

These five holdings comprise 16% of the fund's total assets.

Thank you for selecting Federated Municipal Opportunities Fund, Inc. as a convenient, diversified way to pursue tax-free income. Of course, you have the option of receiving any income from the fund or building your account by reinvesting your dividends and compounding tax-free.

Sincerely,

Richard B. Fisher

President

April 15, 1998

* State, local, and federal alternative minimum taxes may apply.

+ Performance quoted is based on net asset value, represents past performance, and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A, B, C, and F shares were 0.61%, (0.64%), 3.97%, and 3.20%, respectively.

HOW DID FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC. PERFORM WITH RESPECT TO TOTAL RETURN FOR THE SIX-MONTH REPORTING PERIOD ENDED FEBRUARY 28, 1998?

The fund performed very well over the reporting period. Shareholders of Class A, B, C, and F Shares received competitive annualized total returns of 5.32%, 5.01%, 5.02%, and 5.32%, respectively, based on net asset value.* These results exceeded or virtually matched the Lehman Brothers Municipal Bond Index's return of 5.04%.** The returns of all share classes exceeded the Lipper General Municipal Fund category return of 4.99%.***

WHAT ACCOUNTED FOR THE FUND'S PERFORMANCE?

Several factors were responsible. First, there was a general decline in interest rates and thus an overall increase in bond prices during the reporting period. Municipal interest rates, as represented by the Bond Buyer 40 Index,+ declined from 5.53% on September 1, 1997, to 5.24% on February 28, 1998. The increase in prices in the fund's portfolio was most notable in the fund's holdings of zero coupon securities. Zero coupon bonds outperform when interest rates decline because of their call protection and duration characteristics. The fund's share price performance also benefited from its allocation to low investment-grade securities (BBB-rated). The yield spread between AAA-rated bonds and BBB-rated bonds narrowed over the period from 35 basis points to 25 basis points.

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A, B, C, and F Shares were 0.61%, (0.64%), 3.97%, and 3.20%, respectively.

** The Lehman Brothers Municipal Bond Index is a broad based total return performance benchmark for the long-term, investment grade bond market. Indices are unmanaged and investments cannot be made in an index.

*** The Lipper figure represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the General Municipal Fund Category. Lipper figures do not reflect sales charges.

+ The Bond Buyer 40 Index is an unmanaged index composed of 40 long-term, actively traded bonds. They have a maturity of at least 19 years, but there is no limit as to how long the maturity can be. The bonds are fixed rate, term bonds which are tax-exempt, although they may be subject to alternative minimum tax. The bonds are either non-callable or have a first call date between 7 and 16 years. They have a par call date. No deep discount or high premium bonds are included; all the bonds are priced between 85 and 105. All the bonds are rated at least A3 (Moody's Investors Services, Inc.) or A- (Standard & Poor's).

HOW DID THE FUND PERFORM IN TERMS OF INCOME AND YIELD?

The fund's 30-day current net yield, or SEC yield, on February 28, 1998, was 4.07% for Class A Shares based on net asset value.+ The yield based on offering price, declined from 4.30% at the beginning of the reporting period as a result of a general decline in market interest rates and positive cash flows into the fund. The fund's monthly dividend was slightly reduced from $0.047/share to $0.046/share in February 1998.

WITH A FAVORABLE PERIOD BEHIND US, WHAT IS YOUR OUTLOOK FOR INTEREST RATES THROUGH THE BALANCE OF 1998, AND DO YOU ANTICIPATE FUND STRATEGY CHANGES AS A RESULT?

We believe economic growth will moderate in the second half of 1998 from its robust pace over the last few months. The effects on the U.S. economy from the turmoil in Asia should be evident within the next few months. This fact, combined with a potentially balanced federal budget and diminished expectations concerning inflation, should result in a favorable environment for fixed-income securities later this year. Interest rates in the municipal bond market have been in a narrow trading range for several months and should continue to be range bound until economic data begins to signal a change in the economy's direction. Our portfolio strategy will include maintaining a neutral duration target relative to the fund's benchmark while looking for opportunities to improve portfolio yield, and as a result, income distributed to shareholders.

+ The 30-day current SEC yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The SEC yields are compounded and annualized. The SEC yields for Class B, C, and F Shares were 3.32%, 3.32%, and 4.07%, based on net asset value, respectively. Based on offering price, the SEC yields were 3.89%, 3.32%, 3.32%, and 4.03% for Class A, B, C, and F Shares, respectively.

               TWO WAYS YOU MAY SEEK TO INVEST FOR SUCCESS IN FEDERATED
                MUNICIPAL OPPORTUNITIES FUND, INC.

INITIAL INVESTMENT:

IF YOU MADE AN INITIAL INVESTMENT OF $11,000 IN CLASS F SHARES OF FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC. ON 4/10/87, REINVESTED YOUR DIVIDENDS AND CAPITAL GAINS, AND DID NOT REDEEM ANY SHARES, YOUR ACCOUNT WOULD BE WORTH $23,664 ON 2/28/98. YOU WOULD HAVE EARNED A 7.29% AVERAGE ANNUAL TOTAL RETURN FOR THE 11-YEAR INVESTMENT LIFE SPAN.*

One key to investing wisely is to reinvest all tax-free distributions in fund shares. This increases the number of shares on which you can earn future tax-free dividends, and you gain the benefit of compounding tax-free.

As of 3/31/98, the average annual 1-year, 5-year, and 10-year total returns for Class F Shares were 9.08%, 5.73%, and 7.65%, respectively. Class A Shares' average annual 1-year and since inception (8/5/96) total returns were 6.13% and 5.69%, respectively. Class B Shares' average annual 1-year and since inception (8/5/96) total returns were 4.53%, and 4.88%, respectively. Class C Shares' average annual 1-year and since inception (8/5/96) total returns were 9.30% and 7.85%, respectively.**

[GRAPHIC REPRESENTATION IS OMITTED.  SEE APPENDIX A1]

* Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 1.00% sales charge and the 1.00% contingent deferred sales charge for Class F Shares.

  Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The total returns stated take into account the 4.50% sales charge for Class A
   Shares, the 5.50% contingent deferred sales charge for Class B Shares, the 1.00% contingent deferred sales charge for Class C Shares and the 1.00% sales charge and 1.00% contingent deferred sales charge for Class F Shares.

                FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

ONE STEP AT A TIME:

$1,000 INVESTED EACH YEAR FOR ELEVEN YEARS (REINVESTING ALL DIVIDENDS AND CAPITAL GAINS) GREW TO $16,820.

With this approach, the key is consistency.

If you had started investing $1,000 annually in Federated Municipal Opportunities Fund, Inc. Class F Shares, on 4/10/87, reinvested your dividends and capital gains and did not redeem any shares, you would have invested only $11,000, but your account would have reached a total value of $16,820* by 2/28/98. You would have earned an average annual total return of 7.05%.

A practical investment plan helps you pursue a high level of income through tax-free municipal bonds. Through systematic investing, you buy shares on a regular basis and reinvest all tax-free earnings. An investment plan works for you even if you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work.

[GRAPHIC REPRESENTATION IS OMITTED.  SEE APPENDIX A2]


* This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices, and all accumulated shares have the ability to pay income to the investor.

  Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.

                FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
                   INVESTING FOR TAX-FREE MONTHLY INCOME

Fred and Margie Potter both work, and have no children. At the peak of their careers, this tax-sensitive couple was seeking a way to keep more of what they earn. On April 10, 1987, they invested $5,000 in Class F Shares of Federated Municipal Opportunities Fund, Inc. and continue to invest $500 in the fund on the first of every month.

As this chart shows, since that time, their investment has grown -- on a tax-free basis --to $106,686.* This represents a 7.31% average annual total return for investors in the 36% Federal tax bracket.+ For the Potters, the decision to invest tax-free has made the future worth waiting for.

[GRAPHIC REPRESENTATION IS OMITTED.  SEE APPENDIX A3]


* This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. Income may be subject to the federal alternative minimum tax and state and local taxes.

+ This hypothetical scenario is provided for illustrative purposes only and does not represent the results obtained by any particular shareholder. Past performance does not guarantee future results.

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

PORTFOLIO OF INVESTMENTS

FEBRUARY 28, 1998 (UNAUDITED)

  PRINCIPAL                                                               CREDIT
   AMOUNT                                                                 RATING*        VALUE
 SHORT-TERM MUNICIPALS--0.8%
             HAWAII--0.2%
 $   800,000 Hawaii St. Department of Budget & Finance, (Series 1988)
             Weekly VRDNs (G.N. Wilcox Memorial Hospital)/
             (Fuji Bank, Ltd., Tokyo LOC)                                    A3    $       800,000
             MICHIGAN--0.1%
     700,000 Michigan Strategic Fund, Limited Obligation PCR Bonds
             (Series 1993) Weekly VRDNs (Allied-Signal, Inc.)                 A            700,000
             NORTH CAROLINA--0.4%
   2,000,000 Person County, NC Industrial Facilities & Pollution Control
             Financing Authority Daily VRDNs (Carolina Power
             & Light Co.)                                                    A-1         2,000,000
             VIRGINIA--0.1%
     300,000 Virginia Peninsula Port Authority, (Series 1997) Daily VRDNs
             (Ziegler Coal Holding Co.)/(Bank of America NT and SA,
             San Francisco LOC)                                             A-1+           300,000
                       TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)                   3,800,000
 LONG-TERM MUNICIPALS--97.8%
             ALASKA--1.4%
   1,440,000 Alaska Industrial Development and Export Authority, Power
             Revenue Bonds, 5.875% (Upper Lynn Canal Regional Power
             Supply System)/(Original Issue Yield: 6.00%), 1/1/2032          BB+         1,453,205
     180,000 Alaska State Housing Finance Corp., Collateralized Home
             Mortgage Revenue Bonds, Series A-l, 7.625%, 12/1/2013           AAA           185,051
     555,000 Alaska State Housing Finance Corp., Collateralized Home
             Mortgage Revenue Bonds, Series B-1, 6.90% (GNMA LOC),
             6/1/2032                                                        AAA           590,648
   4,000,000 Alaska State Housing Finance Corp., Mortgage Revenue Bonds (Series
             1997 A-2), 5.75% (Original Issue Yield:
             5.778%),
             6/1/2024                                                        AAA         4,095,840
                       Total                                                             6,324,744

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

  PRINCIPAL                                                               CREDIT
   AMOUNT                                                                 RATING*        VALUE
 LONG-TERM MUNICIPALS-- CONTINUED
             ARKANSAS--1.8%
 $ 2,920,000 Conway, AR Hospital Authority, Revenue Bonds, 7.125%
             (Conway Regional Hospital), 2/1/2013                           BBB+   $     3,171,470
   2,770,000 Conway, AR Hospital Authority, Revenue Refunding Bonds,
             8.125% (Conway Regional Hospital), 7/1/2005                    BBB+         3,006,724
   1,000,000 Conway, AR Hospital Authority, Revenue Refunding Bonds,
             8.375% (Conway Regional Hospital), 7/1/2011                    BBB+         1,090,920
   1,000,000 Little Rock, AR Health Facilities Board, Revenue Refunding
             Bonds, 7.00% (Baptist Medical Center, AR), 10/1/2017             A          1,092,230
                       Total                                                             8,361,344
             CALIFORNIA--4.6%
   8,000,000 California Statewide Communities Development Authority,
             Special Facilities Revenue Bonds, 5.625% (United Air Lines)/
             (Original Issue Yield: 5.75%), 10/1/2034                        BB+         8,132,480
   5,000,000 Foothill/Eastern Transportation Corridor Agency, CA,
             Sr. Lien Toll Road Capital Appreciation Revenue Bonds
             (Series A) (Original Issue Yield: 7.30%), 1/1/2026             BBB-         1,120,300
  24,000,000 San Joaquin Hills, CA Transportation Corridor Agency, Toll
             Road Capital Appreciation Refunding Revenue Bonds
             (MBIA INS)/(Original Issue Yield: 5.625%), 1/15/2025            AAA         5,921,520
  21,625,000 San Joaquin Hills, CA Transportation Corridor Agency,
             Toll Road Capital Appreciation Refunding Revenue Bonds
             (Series A) (MBIA INS)/(Original Issue Yield: 5.60%),
             1/15/2023                                                       AAA         5,938,225
                       Total                                                            21,112,525
             COLORADO--3.5%
     485,000 Colorado HFA, SFM Revenue Bonds (Series A-2), 7.70%
             (FHA GTD), 2/1/2023                                             AA+           514,507
   2,215,000 Colorado HFA, SFM Revenue Bonds (Series C-2), 7.375%
             (FHA GTD), 8/1/2023                                             AA+         2,353,349
     140,000 Colorado HFA, SFM Revenue Bonds, Series A, 8.00%
             (Original Issue Yield: 8.133%), 3/1/2017                         A            142,356

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

  PRINCIPAL                                                               CREDIT
   AMOUNT                                                                 RATING*        VALUE
 LONG-TERM MUNICIPALS-- CONTINUED
             COLORADO-- CONTINUED
 $ 5,000,000 Colorado HFA, Single Family Mortgage Revenue Bonds
             (Series 1997C-2), 6.875%, 11/1/2028                             Aa2   $     5,529,450
  10,000,000 E-470 Public Highway Authority, CO, Capital Appreciation
             Revenue Bonds (Series B) (MBIA INS)/(Original Issue
             Yield: 5.50%), 9/1/2021                                         AAA         2,984,200
   9,700,000 E-470 Public Highway Authority, CO, Capital Appreciation
             Revenue Bonds (Series B) (MBIA INS)/(Original Issue
             Yield: 5.52%), 9/1/2022                                         AAA         2,749,562
   5,000,000 E-470 Public Highway Authority, CO, Capital Appreciation
             Revenue Bonds (Series B) (MBIA INS)/(Original Issue
             Yield: 5.52%), 9/1/2023                                         AAA         1,346,250
     185,000 El Paso County, CO HFA, SFM Revenue Bonds, 8.00%
             (GNMA COL), 9/1/2022                                            AAA           195,634
                       Total                                                            15,815,308
             DISTRICT OF COLUMBIA--3.9%
  17,000,000 District of Columbia, Revenue Bonds, 5.625% (American
             University)/(AMBAC INS)/(Original Issue Yield: 5.90%),
             10/1/2026                                                       AAA        17,760,410
             FLORIDA--0.7%
   2,780,000 Lee County, FL HFA, Single Family Mortgage Step Coupon
             Revenue Bonds, 5.60% (GNMA Collateralized Home
             Mortgage Program COL), 3/1/2029                                 Aaa         3,072,150
             IDAHO--0.7%
     845,000 Idaho Housing Agency, SFM Revenue Bonds (Series A),
             7.50% (FHA GTD), 7/1/2024                                       AA            899,215
   2,155,000 Idaho Housing Agency, SFM Revenue Bonds (Series F-2),
             7.80% (FHA GTD), 1/1/2023                                       AA          2,272,641
                       Total                                                             3,171,856
             ILLINOIS--9.3%
  10,000,000 Chicago O'Hare International Airport, Revenue Bonds
             (Series A), 5.50% (AMBAC INS)/(Original Issue
             Yield: 6.00%), 1/1/2016                                         AAA        10,274,800

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

  PRINCIPAL                                                               CREDIT
   AMOUNT                                                                 RATING*        VALUE
 LONG-TERM MUNICIPALS-- CONTINUED
             ILLINOIS-- CONTINUED
 $ 2,500,000 Chicago, IL, Collateralized SFM Revenue Bonds (Series A),
             7.25% (GNMA COL), 9/1/2028                                      Aaa   $     2,826,350
   1,100,000 Chicago, IL, Gas Supply Revenue Bonds, 7.50% (Peoples Gas
             Light & Coke Company), 3/1/2015                                 AA-         1,187,318
   1,480,000 Chicago, IL, Gas Supply Revenue Bonds, 7.50% (Peoples Gas
             Light & Coke Company), 3/1/2015                                 AA-         1,597,482
   2,000,000 Chicago, IL, Water Revenue Bond, 7.20% (Prerefunded PRF)/
             (Original Issue Yield: 7.35%), 11/15/2016                       NR          2,150,180
   3,315,000 Granite City, IL Hospital Facilities Authority, Revenue
             Refunding Bonds (Series A), 8.125% (St. Elizabeth Medical
             Center)/(Original Issue Yield: 8.167%), 6/1/2008                BB+         3,484,231
   3,000,000 Illinois Development Finance Authority, Housing Revenue
             Bonds, 6.10% (Catholic Charities Housing Development
             Corp), 1/1/2020                                                 NR          3,061,860
   2,500,000 Illinois Development Finance Authority, Mortgage Revenue
             Refunding Bonds, Series A, 5.80% (MBIA INS)/(FHA LOC),
             7/1/2028                                                        AAA         2,585,950
  10,000,000 Illinois Health Facilities Authority, Hospital Revenue Bonds
             (Series A), 9.25% (Edgewater Hospital & Medical Center, IL),
             7/1/2024                                                        NR         11,997,700
   1,050,000 Illinois State University, Auxilary Facilities System
             Revenue Bonds, 7.40% (Prerefunded PRF)/(Original Issue
             Yield: 7.444%), 4/1/2014                                        A+          1,128,771
   2,000,000 Rolling Meadows, IL, Multifamily Mortgage Revenue
             Refunding Bonds, 7.75% (Woodfield Garden Apartments)/
             (Banque Paribas, Paris LOC), 2/1/2004                           A-          2,122,220
                       Total                                                            42,416,862
             INDIANA--5.8%
     550,000 Beech Grove, IN, Economic Development Revenue Bond,
             8.75% (Westvaco Corp.), 7/1/2010                                 A            558,058
   3,000,000 Indiana Port Commission, Port Facility Revenue Refunding
             Bonds, 6.875% (Cargill, Inc.), 5/1/2012                         Aa3         3,294,060

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

  PRINCIPAL                                                               CREDIT
   AMOUNT                                                                 RATING*        VALUE
 LONG-TERM MUNICIPALS-- CONTINUED
             INDIANA-- CONTINUED
 $   685,000 Indiana State HFA, SFM Revenue Bonds (Series A), 8.20%
             (GNMA COL), 7/1/2020                                            Aaa   $       717,736
   2,720,000 Indiana State HFA, SFM Revenue Home Mortgage Program
             (Series F-2), 7.75% (GNMA COL), 7/1/2022                        Aaa         2,892,856
  17,100,000 Indianapolis, IN Airport Authority, Special Facilities
             Revenue Bonds, 7.10% (FDX Corp.)/(Original Issue Yield:
             7.178%), 1/15/2017                                              BBB        19,270,161
                       Total                                                            26,732,871
             IOWA--0.2%
   1,000,000 Davenport, IA PCA, PCR Refunding Bonds,
             Nicols-Homeshield Project, 8.375% (Quanex Corp.),
             12/1/2005                                                       NR          1,030,150
             KANSAS--0.6%
   2,500,000 Sedgwick & Shawnee Counties, KS, Single Family Mortgage
             Revenue Bonds (Series 1997A-1), 5.50% (GNMA
             Collateralized Home Mortgage Program COL), 6/1/2029             Aaa         2,733,975
             KENTUCKY--1.8%
   3,500,000 Kenton County, KY Airport Board, Special Facilities Revenue
             Bonds (Series A), 7.50% (Delta Air Lines, Inc.)/
             (Original Issue Yield: 7.60%), 2/1/2020                        BBB-         3,900,575
   4,000,000 Kentucky Economic Development Finance Authority,
             Hospital System Refunding Revenue Bonds, 5.875%
             (Appalachian Regional Health Center)/
             (Original Issue Yield: 5.92%), 10/1/2022                        BBB         4,125,640
                       Total                                                             8,026,215
             LOUISIANA--6.3%
   3,000,000 De Soto Parish, LA Environmental Improvement Authority,
             Revenue Bonds, 7.70% (International Paper Co.), 11/1/2018       A-          3,543,600
   2,800,000 Lake Charles, LA Harbor & Terminal District, Port Facilities
             Revenue Refunding Bond, Trunkline Lining Co Project,
             7.75% (Panhandle Eastern Corp.), 8/15/2022                      A3          3,234,560

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

  PRINCIPAL                                                               CREDIT
   AMOUNT                                                                 RATING*        VALUE
 LONG-TERM MUNICIPALS-- CONTINUED
             LOUISIANA-- CONTINUED
 $ 3,900,000 Louisiana HFA, Single Family Mortgage Revenue Bonds
             (Series C-1), 5.75% (GNMA Collateralized Home Mortgage
             Program COL), 12/1/2028                                         Aaa   $     3,993,444
     750,000 Rapides Parish, LA Housing & Mortgage Finance Authority,
             SFM Revenue Bonds, 7.25% (United States Treasury PRF),
             8/1/2010                                                        AA-           867,623
   5,645,000 St. Charles Parish, LA, PCR Bonds, 7.50% (Louisiana Power &
             Light Co.)/(Original Issue Yield: 7.542%), 6/1/2021             BBB         6,203,742
   1,400,000 St. Charles Parish, LA, PCR Bonds, 8.00% (Louisiana Power &
             Light Co.), 12/1/2014                                          Baa3         1,519,462
   2,100,000 St. Charles Parish, LA, PCR Bonds, 8.25% (Louisiana Power &
             Light Co.)/(Original Issue Yield: 8.273%), 6/1/2014            Baa3         2,253,069
   3,650,000 St. Charles Parish, LA, Solid Waste Disposal Revenue Bonds
             (Series A), 7.00% (Louisiana Power & Light Co.)/
             (Original Issue Yield: 7.04%), 12/1/2022                        BBB         3,990,947
   3,000,000 St. James Parish, LA, Solid Waste Disposal Revenue Bonds,
             7.70% (Freeport McMoRan, Inc.)/(Original Issue
             Yield: 7.75%), 10/1/2022                                        NR          3,270,630
                       Total                                                            28,877,077
             MASSACHUSETTS--1.8%
  21,000,000 (a) Massachusetts IFA, Solid Waste Disposal Sr. Lien Revenue
             Bonds (Series A), 9.00% (Massachusetts Recycling
             Association), 8/1/2016                                          NR          8,400,000
             MICHIGAN--0.5%
     870,000 Michigan State Housing Development Authority, Single
             Family Mortgage Revenue Bonds (Series B), 6.95%,
             12/1/2020                                                       AA+           921,243
   1,500,000 Western Townships MI, Utilities Authority, LT GO Sewer
             Disposal System Bonds, 8.20%, 1/1/2018                         BBB+         1,579,785
                       Total                                                             2,501,028

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

  PRINCIPAL                                                               CREDIT
   AMOUNT                                                                 RATING*        VALUE
 LONG-TERM MUNICIPALS-- CONTINUED
             MINNESOTA--6.1%
 $   900,000 Burnsville, MN, Multifamily Housing Revenue Refunding
             Bonds, Coventry Court Apartments, 7.50% (FHA/VA mtgs
             COL)/(Original Issue Yield: 7.56%), 9/1/2027                    AAA   $       941,148
     250,000 Centennial Independent School District No. 012, MN,
             UT GO Bonds, Series A, 7.15% (FSA INS)/
             (Prerefunded PRF), 2/1/2011                                     AAA           265,250
     115,000 Dakota County, MN Housing & Redevelopment Authority,
             SFM Revenue Bonds, 7.20% (GNMA GTD), 12/1/2009                  AAA           117,674
     165,000 Hennepin Co. MN, Lease Revenue Certificates of
             Participation, Series A, 6.80%, 5/15/2017                       AA            178,957
     200,000 Minneapolis, MN Multifamily Housing Authority,
             Multifamily Housing Revenue Bonds, 7.125%
             (Seward Towers)/(GNMA COL), 12/20/2010                          AAA           211,294
     300,000 Minneapolis, MN Multifamily Housing Authority,
             Multifamily Housing Revenue Bonds, Churchill Project,
             7.05% (FHA GTD), 10/1/2022                                      AAA           319,947
     250,000 Minnesota Public Facilities Authority, Water Pollution
             Control Revenue Bonds, Series A, 6.95% (Prerefunded PRF),
             3/1/2013                                                        AAA           275,133
   1,495,000 Minnesota State HFA, SFM Revenue Bonds (Series A), 7.95%
             (FHA GTD), 7/1/2022                                             AA+         1,579,049
     450,000 Minnesota State HFA, SFM Revenue Bonds (Series D), 8.05%
             (FHA GTD), 8/1/2018                                             AA+           467,276
   3,000,000 Minnesota State HFA, SFM Revenue Bonds (Series E), 6.85%,
             1/1/2024                                                        AA+         3,180,210
      35,000 Minnesota State HFA, Single Family Mortgage Revenue
             Bonds, Series B, 7.25% (Original Issue Yield: 7.311%),
             7/1/2016                                                        AA+            35,630
     205,000 Minnesota State HFA, Single Family Mortgage Revenue
             Bonds, Series B, 7.30% (FHA/VA mtgs LOC)/
             (Original Issue Yield: 7.342%), 1/1/2017                        AA+           213,872

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

  PRINCIPAL                                                               CREDIT
   AMOUNT                                                                 RATING*        VALUE
 LONG-TERM MUNICIPALS-- CONTINUED
             MINNESOTA-- CONTINUED
 $   195,000 Minnesota State HFA, Single Family Mortgage Revenue
             Bonds, Series C, 7.10% (FHA/VA mtgs COL), 7/1/2011              AA+   $       207,657
      80,000 Minnesota State HFA, Single Family Mortgage Revenue
             Bonds, Series C, 7.65% (FHA/VA mtgs COL), 7/1/2008              AA+            84,198
     100,000 Minnetonka, MN, Multifamily Housing Revenue Bonds,
             Cedare Hills East Project, 7.50% (FHA COL), 12/1/2017           A+            103,900
   9,000,000 St. Paul, MN Housing & Redevelopment Authority, Hospital
             Revenue Refunding Bonds ( Series A), 6.625%
             (Healtheast, MN)/(Original Issue Yield: 6.687%), 11/1/2017      BBB         9,699,480
   8,000,000 VRDC/IVRC Trust, GO Inverse Variable Rate Certificates,
             7.473% (Regents of University of Minnesota), 5/18/2012          AA          9,640,000
     200,000 Western Minnesota Municipal Power Agency, MN,
             Transmission Revenue Refunding Bonds, 6.75%
             (AMBAC INS)/(Original Issue Yield: 7.00%), 1/1/2016             AAA           216,348
                       Total                                                            27,737,023
             MONTANA--0.5%
   1,000,000 Lewis & Clark County, MT, Environmental Refunding
             Revenue Bonds, 5.60% (ASARCO, Inc.), 1/1/2027                   BBB         1,022,090
   1,095,000 Montana State Board of Housing, SFM Revenue Bonds
             (Series B-2), 7.50% (FHA GTD), 4/1/2023                         Aa2         1,159,868
                       Total                                                             2,181,958
             NEVADA--2.1%
   3,000,000 Clark County, NV, Industrial Development Refunding
             Revenue Bonds (Series 1995B), 5.90% (Nevada Power Co.),
             10/1/2030                                                      BBB-         3,075,930
   5,110,000 Clark County, NV, Industrial Development Revenue Bonds
             (Series 1997A), 5.90% (Nevada Power Co.), 11/1/2032            BBB-         5,245,160
   1,000,000 Humboldt County, NV, Pollution Control Revenue Bonds,
             8.30% (Idaho Power Co.), 12/1/2014                              AA-         1,197,790
                       Total                                                             9,518,880

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

  PRINCIPAL                                                               CREDIT
   AMOUNT                                                                 RATING*        VALUE
 LONG-TERM MUNICIPALS-- CONTINUED
             NEW HAMPSHIRE--2.3%
 $ 1,185,000 New Hampshire State HFA, SFM Revenue Bonds (Series B),
             7.75%, 7/1/2023                                                 A+    $     1,267,429
   5,975,000 New Hampshire State HFA, SFM Revenue Bonds (Series D),
             7.25%, 7/1/2015                                                 A+          6,301,295
   2,865,000 New Hampshire State IDA, PCR Bonds ( Series A), 8.00%
             (United Illuminating Co.), 12/1/2014                           BBB-         3,069,103
                       Total                                                            10,637,827
             NEW MEXICO--0.5%
   2,000,000 Farmington, NM, PCR Refunding Bonds (Series 1997),
             6.375% (Public Service Co. New Mexico), 4/1/2022                BB+         2,182,860
             NEW YORK--4.3%
   3,000,000 New York City, NY IDA, Industrial Development Revenue
             Bonds (Series 1997), 5.75% (Brooklyn Navy Yard
             Cogeneration Partners, L.P. Project)/(Original Issue
             Yield: 5.81%), 10/1/2036                                       BBB-         3,102,090
   5,000,000 New York City, NY, Residual Interest Tax-Exempt Securities
             (Series PA-147), 8.10019%, 8/1/2007                             NR          5,568,750
   2,500,000 New York State Energy Research & Development Authority,
             Electric Facilities Revenue Bonds (Series A), 7.50%
             (Consolidated Edison Co.)/(Original Issue Yield: 7.65%),
             1/1/2026                                                        A+          2,655,975
     280,000 New York State Environmental Facilities Corp., PCR State
             Water Revolving Fund, 7.25% (Original Issue Yield: 7.334%),
             6/15/2010                                                       NR            309,546
   2,620,000 New York State Environmental Facilities Corp., PCR State
             Water Revolving Fund, 7.25% (United States Treasury PRF),
             6/15/2001 (@102)                                                NR          2,925,256
   5,000,000 New York State Environmental Facilities Corp., Solid Waste
             Disposal Revenue Bonds, 6.10% (Occidental Petroleum
             Corp)/(Original Issue Yield: 6.214%), 11/1/2030                 BBB         5,282,700
                       Total                                                            19,844,317

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

  PRINCIPAL                                                               CREDIT
   AMOUNT                                                                 RATING*        VALUE
 LONG-TERM MUNICIPALS-- CONTINUED
             NORTH CAROLINA--0.7%
 $ 3,000,000 Martin County, NC IFA, (Series 1995) Solid Waste Disposal
             Revenue Bonds, 6.00% (Weyerhaeuser Co.), 11/1/2025               A    $     3,173,430
             NORTH DAKOTA--0.8%
   2,275,000 North Dakota State HFA, SFM Revenue Bonds (Series C),
             7.30%, 7/1/2024                                                 A+          2,404,789
   1,340,000 North Dakota State HFA, SFM Revenue Bonds, Series A,
             6.75% (FHA/VA mtgs COL), 7/1/2012                               A+          1,422,316
                       Total                                                             3,827,105
             OHIO--0.9%
   2,000,000 Cleveland, OH, Airport Special Refunding Revenue Bonds
             (Series 1999), 5.70% (Continental Airlines, Inc.)/
             (Original Issue Yield: 5.80%), 12/1/2019                        BB-         1,981,880
     500,000 Ohio State Water Development Authority, PCR Bonds
             (Series A), 8.10% (Ohio Edison Co.)/(Original Issue
             Yield: 8.142%), 10/1/2023                                       BB-           535,570
   1,500,000 Ohio State Water Development Authority, PCR Refunding
             Revenue Bonds (Series 1997A), 6.10% (Cleveland Electric
             Illuminating Co.), 8/1/2020                                     BB+         1,576,830
                       Total                                                             4,094,280
             OKLAHOMA--2.9%
   4,585,000 Jackson County, OK Hospital Authority, Hospital Revenue
             Refunding Bonds, 7.30% (Jackson County Memorial
             Hospital, OK)/(Original Issue Yield: 7.40%), 8/1/2015           BB          4,989,672
   1,250,000 Tulsa, OK Municipal Airport, Revenue Bonds, 7.375%
             (American Airlines), 12/1/2020                                 BBB-         1,363,300
   6,200,000 Tulsa, OK Municipal Airport, Revenue Bonds, 7.60%
             (American Airlines)/(Original Issue Yield: 7.931%),            BBB-         6,854,596
             12/1/2030
                       Total                                                            13,207,568

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

  PRINCIPAL                                                               CREDIT
   AMOUNT                                                                 RATING*        VALUE
 LONG-TERM MUNICIPALS-- CONTINUED
             PENNSYLVANIA--11.2%
 $ 3,000,000 Allegheny County, PA HDA, Health & Education Revenue
             Bonds, 7.00% (Rehabilitation Institute of Pittsburgh)/
             (Original Issue Yield: 7.049%), 6/1/2010                        BBB   $     3,377,760
   2,500,000 Allegheny County, PA HDA, Health & Education Revenue
             Bonds, 7.00% (Rehabilitation Institute of Pittsburgh)/
             (United States Treasury PRF)/(Original Issue
             Yield: 7.132%), 6/1/2002 (@102)                                 BBB         2,814,800
   5,185,000 Allegheny County, PA Higher Education, Bldg Auth
             Revenue Bonds, 7.375% (La Roche College), 7/15/2012             NR          5,606,800
   1,555,000 Allegheny County, PA IDA, Revenue Bonds, 8.75% (United
             Parcel Service), 2/15/2009                                      NR          1,622,518
     620,000 Allegheny County, PA Residential Finance Agency, Mortgage
             Revenue Bonds (Series G), 9.50% (GNMA COL), 12/1/2018           Aaa           633,969
   3,000,000 Delaware County Authority, PA, College Revenue Bonds,
             7.25% (Eastern College)/(United States Treasury PRF)/
             (Original Issue Yield: 7.875%), 3/1/2012                        NR          3,460,110
   2,055,000 Erie County, PA Hospital Authority, Revenue Bonds, 7.50%
             (Erie Infants & Youth Home, Inc.), 10/1/2011                    NR          2,186,068
     400,000 Erie County, PA IDA, Pollution Control Revenue Refunding
             Bonds, 7.15% (International Paper Co.), 9/1/2013                NR            435,048
   3,500,000 Pennsylvania EDFA, Resource Recovery Revenue Bonds
             (Series A), 6.40% (Northampton Generating), 1/1/2009            NR          3,714,200
   8,000,000 Pennsylvania EDFA, Wastewater Treatment Revenue Bonds
             (Series A), 7.60% (Sun Co., Inc.)/(Original Issue
             Yield: 7.653%), 12/1/2024                                       BBB         9,377,760
   6,000,000 Pennsylvania Housing Finance Authority, SFM Revenue
             Bonds (Series 34-B), 7.00% (FHA GTD), 4/1/2024                  AA+         6,380,700
   2,095,000 Pennsylvania Housing Finance Authority, SFM Revenue
             Bonds (Series 28), 7.65% (FHA GTD), 10/1/2023                   AA+         2,205,448
   1,740,000 Pennsylvania State Higher Education Facilities Authority,
             College & University Revenue Bonds, 6.75% (Thiel College),
             9/1/2017                                                        NR          1,856,006

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.


  PRINCIPAL                                                               CREDIT
   AMOUNT                                                                 RATING*        VALUE
 LONG-TERM MUNICIPALS-- CONTINUED
             PENNSYLVANIA-- CONTINUED
 $ 1,200,000 Pennsylvania State Higher Education Facilities Authority,
             Revenue Bonds (Series 1996), 7.15% (Thiel College),
             5/15/2015                                                       NR    $     1,333,740
   3,875,000 Pennsylvania State Higher Education Facilities Authority,
             Revenue Bonds (Series A), 7.375% (Medical College of
             Pennsylvania)/(United States Treasury PRF)/
             (Original Issue Yield: 7.45%), 3/1/2021                         AAA         4,305,706
   1,750,000 Pennsylvania State Higher Education Facilities Authority,
             Revenue Bonds (Series A), 8.375% (Medical College of
             Pennsylvania)/(United States Treasury PRF)/
             (Original Issue Yield: 8.448%), 3/1/2011                        AAA         1,865,255
                       Total                                                            51,175,888
             SOUTH CAROLINA--0.4%
  15,550,000 Connector 2000 Association, Inc., SC, Toll Road Capital
             Appreciation Revenue Bonds (Series 1998A) (Original Issue
             Yield: 5.85%), 1/1/2034                                        BBB-         1,979,671
             TENNESSEE--3.6%
   1,000,000 Shelby County, TN Health Education & Housing Facilities
             Board, Health Care Facilities Revenue Bonds (Series 1997A),
             6.375% (Kirby Pines Retirement Community)/
             (Original Issue Yield: 6.50%), 11/15/2025                       NR          1,017,300
   3,100,000 Springfield, TN Health & Educational Facilities Board,
             Hospital Revenue Bonds, 8.25% (NorthCrest Medical Center)/
             (Original Issue Yield: 8.50%), 4/1/2012                         NR          3,571,572
   7,800,000 Springfield, TN Health & Educational Facilities Board,
             Hospital Revenue Bonds, 8.50% (NorthCrest Medical
             Center)/(Original Issue Yield: 8.875%), 4/1/2024                NR          9,109,932
   2,485,000 Tennessee Housing Development Agency, Homeownership
             Program, Issue V Revenue Bonds, 7.65%, 7/1/2022                 AA          2,638,747
                       Total                                                            16,337,551

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

  PRINCIPAL                                                               CREDIT
   AMOUNT                                                                 RATING*        VALUE
 LONG-TERM MUNICIPALS-- CONTINUED
             TEXAS--10.5%
 $ 2,500,000 Brazos River Authority, TX, PCR Revenue Bonds (Series A),
             7.875% (Texas Utilities Electric Co.), 3/1/2021                BBB+   $     2,759,675
   1,800,000 Brazos River Authority, TX, PCR Revenue Bonds (Series A),
             8.125% (Texas Utilities Electric Co.), 2/1/2020                BBB+         1,948,770
   7,320,000 Dallas-Fort Worth, TX International Airport Facilities,
             Revenue Bonds, 7.125% (Delta Air Lines, Inc.)/
             (Original Issue Yield: 7.55%), 11/1/2026                       BBB-         7,889,423
   3,000,000 Dallas-Fort Worth, TX International Airport Facilities,
             Revenue Bonds, 7.25% (American Airlines)/
             (Original Issue Yield: 7.428%), 11/1/2030                      BBB-         3,374,010
   2,370,000 Dallas-Fort Worth, TX International Airport Facilities,
             Revenue Bonds, 7.50% (American Airlines)/
             (Original Issue Yield: 8.20%), 11/1/2025                       BBB-         2,580,527
   2,500,000 Dallas-Fort Worth, TX International Airport Facilities,
             Revenue Bonds, 7.625% (Delta Air Lines, Inc.)/
             (Original Issue Yield: 7.65%), 11/1/2021                       BBB-         2,782,650
   1,000,000 Guadalupe-Blanco River Authority TX, Industrial
             Development Corp PCR Bonds, 8.60% (A.P. Green
             Industries), 4/1/2009                                           NR          1,061,130
   2,500,000 Guadalupe-Blanco River Authority TX, Industrial
             Development Corp., PCR Bonds, 8.60% (A.P. Green
             Industries), 4/1/2009                                           NR          2,846,975
   5,000,000 Gulf Coast, TX Waste Disposal Authority, Revenue Bonds
             (Series A), 6.875% (Champion International Corp.)/
             (Original Issue Yield: 7.15%), 12/1/2028                        BBB         5,546,150
   1,000,000 Gulf Coast, TX Waste Disposal Authority, Revenue Bonds,
             5.60% (Valero Energy Corporation), 4/1/2032                    BBB-         1,000,000
   7,630,000 Richardson, TX Hospital Authority, Hospital Refunding &
             Improvement Bonds, 6.75% (Richardson Medical Center, TX)/
             (Original Issue Yield: 6.82%), 12/1/2023                       BBB-         8,315,020

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

  PRINCIPAL                                                               CREDIT
   AMOUNT                                                                 RATING*        VALUE
 LONG-TERM MUNICIPALS-- CONTINUED
             TEXAS-- CONTINUED
 $ 7,500,000 West Side Calhoun County, TX Navigation District, Solid
             Waste Revenue Bond, 6.40% (Union Carbide Corp.)/
             (Original Issue Yield: 6.437%), 5/1/2023                        BBB   $     7,975,650
                       Total                                                            48,079,980
             UTAH--4.3%
     865,000 Hildale, UT, Electric Revenue Bonds (Series 1995), 7.00%,
             9/1/2002                                                        NR            891,858
  16,000,000 Intermountain Power Agency, UT, Refunding Revenue Bonds
             (Series A), 5.00% (Original Issue Yield: 5.687%), 7/1/2023      A+         15,290,880
     735,000 Utah State HFA, SFM Revenue Bonds (Series B-3), 7.10%,
             7/1/2024                                                        AAA           777,674
     970,000 Utah State HFA, SFM Revenue Bonds (Series E-2), 7.15%
             (FHA GTD)/(Original Issue Yield: 7.169%), 7/1/2024              AAA         1,024,175
   1,395,000 Utah State HFA, Single Family Mortgage Revenue Bonds,
             7.55% (FHA GTD), 7/1/2023                                       AAA         1,479,328
     255,000 Utah State HFA, Single Family Mortgage Revenue Bonds,
             7.75% (FHA GTD), 1/1/2023                                       AAA           266,368
                       Total                                                            19,730,283
             VIRGINIA--0.1%
     500,000 Virginia State Housing Development Authority,
             Commonwealth Mortgage, Series C, Subseries C-10, 6.50%,
             7/1/2007                                                        AA+           531,455
             WASHINGTON--1.0%
   4,300,000 Port of Camas-Washougal, WA, PCR Refunding Bonds
             (Series 1993), 6.70% (James River Project, WA)/(Original
             Issue Yield: 6.75%), 4/1/2023                                  BBB-         4,600,011
             WEST VIRGINIA--0.5%
   2,056,897 Marion County, WV County Commission, Refunding
             Revenue Bonds, 8.00% (Adirondack Recycling), 12/1/2025          NR          2,010,617

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

  PRINCIPAL                                                               CREDIT
   AMOUNT                                                                 RATING*        VALUE
 LONG-TERM MUNICIPALS-- CONTINUED
             WEST VIRGINIA-- CONTINUED
 $   287,469 Marion County, WV County Commission, Refunding
             Revenue Bonds, 10.00% (Adirondack Recycling), 12/1/2025         NR    $       277,406
                       Total                                                             2,288,023
             WISCONSIN--2.2%
   2,000,000 Wisconsin Health and Educational Facilities Authority,
             Revenue Bonds (Series B), 6.75% (Grant Regional Health
             Center, Inc)/(Original Issue Yield: 6.90%), 10/1/2022           NR          2,025,860
   6,595,000 Wisconsin Housing & Economic Development Authority,
             Home Ownership Revenue Bonds (Series H), 5.75%,
             9/1/2028                                                        Aa2         6,739,825
     935,000 Wisconsin Housing & Economic Development Authority,
             Homeownership Revenue Bond, Series A, 7.10%, 3/1/2023           AA            993,840
     265,000 Wisconsin Housing & Economic Development Authority,
             Homeownership Revenue Bonds (Series E), 8.00%
             (FHA GTD)/(Original Issue Yield: 8.044%), 3/1/2021              AA            272,121
                       Total                                                            10,031,646
                       TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST
                       $425,479,629)                                                   447,496,271
                       TOTAL INVESTMENTS (IDENTIFIED COST
                       $429,279,629)(B)                                               $451,296,271

Securities that are subject to the Alternative Minimum Tax represent 50.6% of the portfolio as calculated upon total portfolio market value.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) Non-income producing.

(b) The cost of investments for federal tax purposes amounts to $429,279,629. The net unrealized appreciation of investments on a federal tax basis amounts to $22,016,642 which is comprised of $35,159,844 appreciation and $13,143,202 depreciation at February 28, 1998.

Note: The categories of investments are shown as a percentage of net assets ($457,402,213) at February 28, 1998.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation COL --Collateralized EDFA --Economic Development Financing Authority FHA --Federal Housing Administration FHA/VA --Federal Housing Administration/Veterans Administration FSA --Financial Security Assurance GNMA --Government National Mortgage Association GO --General Obligation GTD --Guaranty HDA --Hospital Development Authority HFA --Housing Finance Authority IDA --Industrial Development Authority IFA --Industrial Finance Authority INS --Insured LOC --Letter of Credit LT --Limited Tax MBIA --Municipal Bond Investors Assurance PCA --Pollution Control Authority PCR --Pollution Control Revenue PRF --Prerefunded SA --Support Agreement SFM --Single Family Mortgage UT --Unlimited Tax VRDNs --Variable Rate Demand Notes

MASSACHUSETTS IFA, SOLID WASTE DISPOSAL SR. LIEN REVENUE BONDS (SERIES A), 9.00% (MASSACHUSETTS RECYCLING ASSOCIATION)

There are $173 million face amount of these Senior Lien Revenue Bonds currently outstanding. On August 12, 1997, the obligor filed a petition for relief under Chapter 11 of the Federal Bankruptcy Code. Pursuant to a Bankruptcy Court approved settlement on October 24, 1997, a new owner acquired the facility subject to a portion of the Senior Lien Revenue Bonds. The new owner then entered into a fifteen-year lease guaranteed by the company that built the facility and pledged the lease and guarantee as additional collateral for the Senior Lien Revenue Bonds. The settlement also anticipates that the Senior Lien Revenue Bonds may be replaced with refunding bonds in the face amount of $56.3 million by July 31, 1998. The Senior Lien Revenue Bonds will not produce any income until exchanged for such refunding bonds.

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 1998 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost                   $ 451,296,271
 $429,279,629)
 Cash                                                                                        99,477
 Income receivable                                                                        7,250,615
 Receivable for investments sold                                                             15,000
 Receivable for shares sold                                                               2,215,903
    Total assets                                                                        460,877,266
 LIABILITIES:
 Payable for investments purchased                                        $ 2,978,629
 Payable for shares redeemed                                                  311,450
 Accrued expenses                                                             184,974
    Total liabilities                                                                     3,475,053
 NET ASSETS for 41,768,432 shares outstanding                                         $ 457,402,213
 NET ASSETS CONSIST OF:
 Paid in capital                                                                      $ 442,612,637
 Net unrealized appreciation of investments                                              22,016,642
 Accumulated net realized loss on investments                                            (6,537,833)
 Distributions in excess of net investment income                                          (689,233)
    Total Net Assets                                                                  $ 457,402,213
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
 CLASS A SHARES:
 Net Asset Value Per Share ($99,272,410 / 9,065,138 shares outstanding)                      $10.95
 Offering Price Per Share (100/95.50 of $10.95)*                                             $11.47
 Redemption Proceeds Per Share                                                               $10.95
 CLASS B SHARES:
 Net Asset Value Per Share ($29,796,243 / 2,721,804 shares outstanding)                     $10.95
 Offering Price Per Share                                                                   $10.95
 Redemption Proceeds Per Share (94.50/100 of $10.95)**                                      $10.35
 CLASS C SHARES:
 Net Asset Value Per Share ($2,888,893 / 263,891 shares outstanding)                        $10.95
 Offering Price Per Share                                                                   $10.95
 Redemption Proceeds Per Share (99.00/100 of $10.95)**                                      $10.84
 CLASS F SHARES:
 Net Asset Value Per Share ($325,444,667 / 29,717,599 shares outstanding)                   $10.95
 Offering Price Per Share (100/99.00 of $10.95)*                                            $11.06
 Redemption Proceeds Per Share (99.00/100 of $10.95)**                                      $10.84

* See "What Shares Cost" in the Prospectus.

** See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

STATEMENT OF OPERATIONS

SIX MONTHS ENDED FEBRUARY 28, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                            $   13,497,012
 EXPENSES:
 Investment advisory fee                                                $  1,331,692
 Administrative personnel and services fee                                   167,460
 Custodian fees                                                               15,987
 Transfer and dividend disbursing agent fees and expenses                    149,967
 Directors'/Trustees' fees                                                     7,108
 Auditing fees                                                                10,061
 Legal fees                                                                   13,232
 Portfolio accounting fees                                                    74,201
 Distribution services fee--Class B Shares                                    78,126
 Distribution services fee--Class C Shares                                     8,895
 Shareholder services fee--Class A Shares                                    119,922
 Shareholder services fee--Class B Shares                                     26,042
 Shareholder services fee--Class C Shares                                      2,965
 Shareholder services fee--Class F Shares                                    405,942
 Share registration costs                                                     22,919
 Printing and postage                                                         27,750
 Insurance premiums                                                            3,152
 Taxes                                                                        19,335
 Miscellaneous                                                                 9,183
    Total expenses                                                         2,493,939
       Net investment income                                                             11,003,073
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                         3,107,460
 Net change in unrealized appreciation of investments                                     9,045,244
    Net realized and unrealized gain on investments                                      12,152,704
       Change in net assets resulting from operations                                $   23,155,777

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

                                         SIX MONTHS
                                           ENDED                     YEAR
                                        (UNAUDITED)                  ENDED
                                        FEBRUARY 28,               AUGUST 31,
                                            1998                      1997
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
 Net investment income                 $  11,003,073              $ 22,714,689
 Net realized gain (loss) on
 investments ($3,107,460 and
 $2,206,486,
 respectively, as computed for federal     3,107,460                2,206,486
 tax purposes)
 Net change in unrealized                  9,045,244               16,489,543
 appreciation/depreciation
  Change in net assets resulting from     23,155,777               41,410,718
  operations
 NET EQUALIZATION CREDITS (DEBITS)--          18,788                   21,898
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
  Class A Shares                          (2,501,367)              (3,383,555)
  Class B Shares                            (449,871)                (342,071)
  Class C Shares                             (52,528)                 (63,260)
  Class F Shares                          (8,502,293)             (19,546,786)
  Change in net assets resulting from    (11,506,059)             (23,335,672)
  distributions to shareholders
 SHARE TRANSACTIONS (EXCLUSIVE OF
 AMOUNTS ALLOCATED TO NET
 INVESTMENT INCOME)--
 Proceeds from sale of shares             27,946,087              130,839,872
 Net asset value of shares issued to
 shareholders in payment of
 distributions declared                    7,018,373               14,141,468
 Cost of shares redeemed                 (32,706,069)            (102,632,146)
  Change in net assets resulting from      2,258,391               42,349,194
  share transactions
    Change in net assets                  13,926,897               60,446,138
 NET ASSETS:
 Beginning of period                     443,475,316              383,029,178
 End of period                         $ 457,402,213             $443,475,316

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

FINANCIAL HIGHLIGHTS -- CLASS A SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                            SIX MONTHS
                                                               ENDED
                                                            (UNAUDITED)        YEAR ENDED
                                                           FEBRUARY 28,        AUGUST 31,
                                                               1998         1997        1996(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                         $10.67       $10.33       $10.42
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                         0.27         0.58         0.08
  Net realized and unrealized gain (loss) on investments        0.29         0.33        (0.12)
  Total from investment operations                              0.56         0.91        (0.04)
 LESS DISTRIBUTIONS
  Distributions from net investment income                     (0.28)       (0.57)       (0.05)
 NET ASSET VALUE, END OF PERIOD                               $10.95       $10.67       $10.33
 TOTAL RETURN(B)                                                5.32%        9.07%       (0.36%)
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                      1.08%*       1.09%        0.84%*
  Net investment income                                         5.00%*       5.29%        6.15%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                    $99,272      $94,941         $296
  Portfolio turnover                                              10%          20%          22%

* Computed on an annualized basis.

(a) Reflects operations for the period from August 5, 1996 (date of initial public offering) to August 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

FINANCIAL HIGHLIGHTS -- CLASS B SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                            SIX MONTHS
                                                               ENDED
                                                            (UNAUDITED)        YEAR ENDED
                                                           FEBRUARY 28,        AUGUST 31,
                                                               1998         1997       1996(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                         $10.66      $10.33       $10.42
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                         0.23        0.51         0.08
  Net realized and unrealized gain (loss) on investments        0.30        0.31        (0.12)
  Total from investment operations                              0.53        0.82        (0.04)
 LESS DISTRIBUTIONS
  Distributions from net investment income                     (0.24)      (0.49)       (0.05)
 NET ASSET VALUE, END OF PERIOD                               $10.95      $10.66       $10.33
 TOTAL RETURN(B)                                                5.01%       8.17%       (0.36%)
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                      1.84%*      1.84%        0.84%*
  Net investment income                                         4.26%*      4.55%        6.15%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                    $29,796     $14,997         $296
  Portfolio turnover                                              10%         20%          22%

* Computed on an annualized basis.

(a) Reflects operations for the period from August 5, 1996 (date of initial public offering) to August 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

FINANCIAL HIGHLIGHTS -- CLASS C SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             SIX MONTHS
                                                                ENDED
                                                             (UNAUDITED)       YEAR ENDED
                                                            FEBRUARY 28,        AUGUST 31,
                                                                1998        1997       1996(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                          $10.66      $10.33      $10.42
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                          0.22        0.50        0.08
  Net realized and unrealized gain (loss) on investments         0.31        0.32       (0.12)
  Total from investment operations                               0.53        0.82       (0.04)
 LESS DISTRIBUTIONS
  Distributions from net investment income                      (0.24)      (0.49)      (0.05)
 NET ASSET VALUE, END OF PERIOD                                $10.95      $10.66      $10.33
 TOTAL RETURN(B)                                                 5.02%       8.17%      (0.36%)
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                       1.84%*      1.86%       0.84%*
  Net investment income                                          4.25%*      4.51%       6.15%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                      $2,889      $1,950        $296
  Portfolio turnover                                               10%         20%         22%

* Computed on an annualized basis.

(a) Reflects operations for the period from August 5, 1996 (date of initial public offering) to August 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

FINANCIAL HIGHLIGHTS -- CLASS F SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                 SIX MONTHS
                                    ENDED
                                 (UNAUDITED)
                                 FEBRUARY 28,               YEAR ENDED AUGUST 31,
                                      1998      1997      1996       1995      1994            1993
 NET ASSET VALUE, BEGINNING OF       $10.67    $10.33    $10.71     $10.56     $11.28        $10.78
 PERIOD
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                0.27      0.54      0.69       0.63       0.61          0.62
  Net realized and unrealized
  gain
  (loss) on investments                0.29     (0.37)    (0.42)      0.15      (0.73)         0.51
  Total from investment                0.56      0.91      0.27       0.78      (0.12)         1.13
  operations
 LESS DISTRIBUTIONS
  Distributions from net
  investment
  income                              (0.28)    (0.57)    (0.65)     (0.63)     (0.60)        (0.63)
 NET ASSET VALUE, END OF             $10.95    $10.67    $10.33     $10.71     $10.56        $11.28
 PERIOD
 TOTAL RETURN(A)                       5.32%     9.07%     2.47%      7.73%     (1.06%)       10.86%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                             1.08%*    1.08%     1.08%      1.08%      1.09%         1.09%
  Net investment income                4.99%*    5.23%     5.91%      6.18%      5.56%         5.65%
  Expense                                --      0.01%     0.01%        --         --            --
  waiver/reimbursement(b)
 SUPPLEMENTAL DATA
  Net assets, end of period        $325,445  $331,588  $383,028   $426,010   $472,232      $458,331
  (000 omitted)
  Portfolio turnover                     10%       20%       22%        13%        27%            7%

* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 1998 (UNAUDITED)

1. ORGANIZATION

Federated Municipal Opportunities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers four classes of shares:
Class A Shares, Class B Shares, Class C Shares, and Class F Shares. The investment objective is to provide a high level of current income which is generally exempt from federal regular income tax.

On December 13, 1996, the Fund acquired all the net assets of State Bond Minnesota Tax-Free Income Fund and State Bond Tax-Exempt Fund pursuant to a plan of reorganization approved by State Bond Minnesota Tax-Free Income Fund and State Bond Tax-Exempt Fund shareholders on December 12, 1996. The acquisition was accomplished by a tax-free exchange of 9,405,099 of the Fund's Class A Shares (valued at $93,815,812) for 1,733,291 shares of State Bond Minnesota Tax-Free Income Fund and 7,388,723 shares of State Bond Tax-Exempt Fund net assets at that date ($18,351,963 and $79,930,763, respectively), including unrealized appreciation of $584,534 and $3,882,941, respectively, were combined with those of the Fund. The aggregate net assets at that date of the Fund, State Bond Minnesota Tax-Free Income Fund, and State Bond Tax-Exempt Fund immediately before acquisition were $384,839,379, $18,351,963, and $79,930,763, respectively. Immediately after the acquisition, the combined aggregate net assets of the Fund were $483,122,105.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS -- Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At August 31, 1997, the Fund, for federal tax purposes, had a capital loss carryforward of $9,645,293, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION YEAR       EXPIRATION AMOUNT
      2002                 $ 944,580
      2003                 4,906,029
      2004                 3,794,684

EQUALIZATION -- The Fund follows the accounting practice known as equalization. With equalization, a portion of the proceeds from sales and costs of redemptions of Fund shares equivalent, on a per share basis, to the amount of undistributed net investment income on the date of the transaction is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of Fund shares.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER -- Investment transactions are accounted for on the trade date.

3. CAPITAL STOCK

At February 28, 1998, par value shares ($0.001 per share) authorized were as follows:

                                NUMBER OF PAR VALUE
 CLASS NAME                   CAPITAL STOCK AUTHORIZED
 Class A Shares                     500,000,000
 Class B Shares                     500,000,000
 Class C Shares                     500,000,000
 Class F Shares                     500,000,000

Transactions in capital stock were as follows:

                                           SIX MONTHS
                                             ENDED                        YEAR ENDED
                                           FEBRUARY 28,                    AUGUST 31,
                                              1998                           1997
 CLASS A SHARES                       SHARES           AMOUNT        SHARES           AMOUNT
 Shares sold                          694,695   $    7,509,753      654,338   $     6,738,299
 Shares issued in connection
 with the acquisition                      --               --    9,405,099        93,815,812
 Shares issued to
 shareholders in payment of
 distributions declared               160,916        1,736,044      226,565         2,371,090
 Shares redeemed                     (689,207)      (7,437,272)  (1,387,296)      (14,487,278)
 Net change resulting from Class A
 Share transactions                   166,404   $    1,808,525    8,898,706   $    88,437,923


                                         SIX MONTHS
                                            ENDED                         YEAR ENDED
                                         FEBRUARY 28,                      AUGUST 31,
                                             1998                            1997
 CLASS B SHARES                      SHARES           AMOUNT        SHARES           AMOUNT
 Shares sold                        1,342,747   $   14,534,957    1,566,410    $   16,385,580
 Shares issued to shareholders
 in payment of distributions
 declared                              19,538          210,644       16,534           172,989
 Shares redeemed                      (46,829)        (508,427)    (176,625)       (1,853,974)
  Net change resulting from
  Class B Share transactions        1,315,456   $   14,237,174    1,406,319    $   14,704,595


                                          SIX MONTHS
                                             ENDED                        YEAR ENDED
                                          FEBRUARY 28,                    AUGUST 31,
                                              1998                          1997

 CLASS C SHARES                      SHARES           AMOUNT        SHARES           AMOUNT
 Shares sold                          114,584   $    1,239,239      183,002    $    1,913,194
 Shares issued to shareholders in
 payment of distributions
 declared                               3,964           42,797        5,466            57,137
 Shares redeemed                      (37,541)        (407,329)      (5,613)          (58,379)
  Net change resulting from
  Class C Share transactions           81,007   $      874,707      182,855    $    1,911,952


                                           SIX MONTHS
                                             ENDED                        YEAR ENDED
                                           FEBRUARY 28,                    AUGUST 31,
                                              1998                          1997

 CLASS F SHARES                      SHARES           AMOUNT        SHARES           AMOUNT
 Shares sold                          429,323  $     4,662,139    1,147,025    $   11,986,987
 Shares issued to shareholders
 in payment of distributions
 declared                             465,754        5,028,888    1,104,524        11,540,251
 Shares redeemed                   (2,256,741)     (24,353,042)  (8,247,527)      (86,232,515)
 Net change resulting
 from Class F Share transactions   (1,361,664)  $  (14,662,015)  (5,995,978)   $  (62,705,277)
  Net change  resulting
  from share transactions                        201,203   $    2,258,391    4,491,902    $   42,349,194

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE -- Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.60% of the Fund's average daily net assets.

ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp., the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses of the average daily net assets of ech class as follows:

                                       PERCENTAGE OF
                                     AVERAGE DAILY NET
 SHARE CLASS NAME                     ASSETS OF CLASS
 Class A Shares                            0.25%
 Class B Shares                            0.75%
 Class C Shares                            0.75%
 Class F Shares                            0.25%

For the period ended February 28, 1998, Class A Shares and Class F Shares did not incur a distribution services fee.

SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federarated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS -- During the period ended February 28, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $45,480,000 and $70,680,000, respectively.

GENERAL -- Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended February 28, 1998, were as follows:

 PURCHASES                     $43,463,339
 SALES                         $63,983,790

6. INVESTMENT RISK

INVESTMENT RISK -- Although the Fund has a diversified portfolio, the Fund has 23.5% of its portfolio invested in lower-rated and comparable quality unrated high-yield securities. Investments in higher-yield securities are accomplished by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher-rated securities. The risk of loss due to default by the issuers may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuers. The Fund held defaulted securities with a value aggregating $8,400,000 representing 1.9% of the Fund's net assets at February 28, 1998.

DIRECTORS

John F. Donahue

Thomas G. Bigley

John T. Conroy, Jr.

William J. Copeland

James E. Dowd

Lawrence D. Ellis, M.D.

Richard B. Fisher

Edward L. Flaherty, Jr.

Peter E. Madden

John E. Murray, Jr.

Wesley W. Posvar

Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

Richard B. Fisher
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President,
Treasurer, and Secretary

Matthew S. Hardin
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]

Federated Securities Corp., Distributor
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 313910200
Cusip 313910309
Cusip 313910408
Cusip 313910101
8040407 (4/98)


                                    APPENDIX



A1. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 4/10/87 to 2/28/98. The "y" axis is measured in increments of $4,000 ranging from $0 to $28,000 and indicates that the ending value of hypothetical initial investment of $11,000 in the fund's Class F Shares, assuming the reinvestment of capital gains and dividends, would have grown to $23,664 on 2/28/98.


A2: The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 4/10/87 to 2/28/98. The "y" axis is measured in increments of $4,000 ranging from $0 to $20,000 and indicates that the ending value of hypothetical yearly investments of $1,000 in the fund's Class F Shares, assuming the reinvestment of capital gains and dividends, would have grown to $16,820 on 2/28/98.


A3: The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text beneath it. The "x" axis reflects computation periods from 4/10/87 to 2/28/98. The "y" axis is measured in increments of $20,000 ranging from $0 to $120,000 and indicates that the ending value of a hypothetical initial investment of $5,000 and subsequent monthly investments of $500 in the fund's Class F Shares would have grown to $106,686 on 2/28/98.